UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08464

Investment Company Act File Number

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 83.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.7%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	$1,775	$1,854,875
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,471,600
Orbital ATK, Inc., 5.50%, 10/1/23	555	579,975
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,105,550
TransDigm, Inc., 6.375%, 6/15/26(1)	85	84,150
TransDigm, Inc., 6.50%, 7/15/24	2,965	2,983,531

		$12,079,681

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$2,770	$1,973,625

		$1,973,625

Automotive & Auto Parts — 0.7%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$666,217
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	1,800	1,764,000
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	344,842
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	325,584
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,458,593
Navistar International Corp., 8.25%, 11/1/21	4,475	4,542,125
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,338,560
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	793,100
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	675	688,804

		$11,921,825

Banks & Thrifts — 0.8%
Ally Financial, Inc., 3.50%, 1/27/19	$1,200	$1,215,000
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,859,710
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,493,500
CIT Group, Inc., 5.375%, 5/15/20	835	890,319
CIT Group, Inc., 5.50%, 2/15/19(1)	1,465	1,544,960
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	4,805	5,264,646

		$15,268,135

Broadcasting — 0.9%
CBS Radio, Inc., 7.25%, 11/1/24(1)	$1,435	$1,498,671
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,181,250
Netflix, Inc., 5.50%, 2/15/22	1,790	1,926,488
Netflix, Inc., 5.875%, 2/15/25	2,155	2,343,562
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,228,112
Tribune Media Co., 5.875%, 7/15/22	2,400	2,436,000

		$16,614,083

Building Materials — 1.6%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$3,695	$4,009,075
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	2,285	2,356,406
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,255	1,460,506
FBM Finance, Inc., 8.25%, 8/15/21(1)	3,190	3,421,275

Security	Principal Amount (000’s omitted)	Value
HD Supply, Inc., 5.25%, 12/15/21(1)	$1,630	$1,721,688
HD Supply, Inc., 5.75%, 4/15/24(1)	2,435	2,562,838
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,784,025
Rexel S.A., 5.25%, 6/15/20(1)	1,782	1,838,801
Standard Industries, Inc., 5.125%, 2/15/21(1)	1,470	1,543,500
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,935	3,059,737
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,340	3,544,575
USG Corp., 5.50%, 3/1/25(1)	345	362,681

		$28,665,107

Cable/Satellite TV — 7.2%
Altice Financing S.A., 6.50%, 1/15/22(1)	$395	$413,269
Altice Financing S.A., 6.625%, 2/15/23(1)	2,970	3,109,219
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	2,740	2,907,798
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	6,760	7,190,950
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	1,013,650
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,320,637
Cablevision Systems Corp., 5.875%, 9/15/22	2,915	2,936,863
Cablevision Systems Corp., 7.75%, 4/15/18	1,470	1,550,850
Cablevision Systems Corp., 8.00%, 4/15/20	5,451	6,038,073
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,246,664
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	4,023,656
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	3,000	3,150,000
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,115,525
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,725	2,894,462
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	7,860	8,427,413
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	235	239,113
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	7,720	7,951,600
CSC Holdings, LLC, 5.25%, 6/1/24	385	385,843
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,464,270
CSC Holdings, LLC, 8.625%, 2/15/19	1,020	1,134,750
CSC Holdings, LLC, 10.125%, 1/15/23(1)	8,485	9,858,552
CSC Holdings, LLC, 10.875%, 10/15/25(1)	4,595	5,479,537
DISH DBS Corp., 5.875%, 7/15/22	2,515	2,620,630
DISH DBS Corp., 5.875%, 11/15/24	420	426,300
DISH DBS Corp., 6.75%, 6/1/21	3,625	3,905,937
DISH DBS Corp., 7.75%, 7/1/26	2,950	3,303,086
SFR Group S.A., 6.00%, 5/15/22(1)	9,035	9,328,637
SFR Group S.A., 6.25%, 5/15/24(1)	585	590,850
SFR Group S.A., 7.375%, 5/1/26(1)	3,450	3,553,500
Unitymedia GmbH, 6.125%, 1/15/25(1)	935	971,231
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,473,688
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,973,425
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	2,240	2,363,200
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,628,583
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	4,320	4,395,600
VTR Finance B.V., 6.875%, 1/15/24(1)	4,615	4,857,287
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	1,225	1,239,547
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)	4,745	4,721,275

		$132,205,470

Security	Principal Amount (000’s omitted)			Value
Capital Goods — 0.6%
Anixter, Inc., 5.50%, 3/1/23		$2,335		$2,442,994
Manitowoc Foodservice, Inc., 9.50%, 2/15/24		8,120		9,378,600

				$11,821,594

Chemicals — 1.8%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 2/1/25(1)		$1,490		$1,493,725
CF Industries, Inc., 4.95%, 6/1/43		2,315		1,996,688
INEOS Group Holdings S.A., 5.625%, 8/1/24(1)		3,355		3,355,000
Platform Specialty Products Corp., 6.50%, 2/1/22(1)		5,620		5,764,012
Platform Specialty Products Corp., 10.375%, 5/1/21(1)		1,995		2,224,425
PQ Corp., 6.75%, 11/15/22(1)		900		976,500
Tronox Finance, LLC, 6.375%, 8/15/20		7,490		7,255,937
Tronox Finance, LLC, 7.50%, 3/15/22(1)		2,620		2,567,600
Valvoline, Inc., 5.50%, 7/15/24(1)		835		878,838
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790		2,908,575
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270		2,386,337
W.R. Grace & Co., 5.625%, 10/1/24(1)		525		555,188

				$32,362,825

Consumer Products — 2.0%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)		$3,490		$3,507,450
Central Garden & Pet Co., 6.125%, 11/15/23		6,300		6,772,500
HRG Group, Inc., 7.875%, 7/15/19		6,550		6,846,387
Prestige Brands, Inc., 6.375%, 3/1/24(1)		5,706		5,977,035
Revlon Consumer Products Corp., 5.75%, 2/15/21		1,495		1,508,081
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)		925		982,813
Spectrum Brands, Inc., 5.75%, 7/15/25		3,285		3,449,250
Tempur Sealy International, Inc., 5.50%, 6/15/26		2,510		2,478,625
Tempur Sealy International, Inc., 5.625%, 10/15/23		1,910		1,933,875
Vista Outdoor, Inc., 5.875%, 10/1/23		3,365		3,520,631

				$36,976,647

Containers — 2.2%
ARD Finance S.A., 6.625%, 9/15/23(1)(4)	EUR	2,585	*	$2,829,016
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.963%, 12/15/19(1)(5)		$264		268,753
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		3,625		3,674,844
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)		385		397,994
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		3,060		3,086,775
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)		785		802,466
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)		600		623,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		6,145		6,605,875
Berry Plastics Corp., 6.00%, 10/15/22		1,770		1,882,837
BWAY Holding Co., 9.125%, 8/15/21(1)		5,390		5,821,200
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)		1,455		1,481,918
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)		3,985		4,201,684
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)		995		1,060,297
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		2,635		2,704,169
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21		1,202		1,232,723
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		2,075		2,214,803
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 8.25%, 2/15/21		959		987,282

				$39,875,886

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 2.4%
Aircastle, Ltd., 5.00%, 4/1/23	$1,310	$1,333,030
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	3,810	3,943,350
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,880	5,982,900
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,795	1,847,952
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(1)	2,030	2,050,300
International Lease Finance Corp., 6.25%, 5/15/19	975	1,054,297
International Lease Finance Corp., 8.25%, 12/15/20	955	1,129,135
International Lease Finance Corp., 8.625%, 1/15/22	1,580	1,929,101
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,240,299
Navient Corp., 4.875%, 6/17/19	40	40,375
Navient Corp., 5.50%, 1/15/19	2,490	2,552,499
Navient Corp., 7.25%, 1/25/22	45	46,463
Navient Corp., 8.00%, 3/25/20	6,065	6,527,456
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)(6)	8,490	8,712,862
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)(6)	4,985	5,128,319

		$43,518,338

Diversified Media — 0.9%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,110,330
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,229,125
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	434,988
IAC/InterActiveCorp, 4.875%, 11/30/18	1,471	1,493,800
MDC Partners, Inc., 6.50%, 5/1/24(1)	12,220	10,692,500
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,260,563

		$17,221,306

Energy — 13.8%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$1,806	$1,896,300
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	3,605	3,708,644
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	800	834,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	1,995	2,079,787
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24(1)	1,585	1,628,588
Antero Resources Corp., 5.375%, 11/1/21	7,225	7,432,719
Antero Resources Corp., 5.625%, 6/1/23	2,295	2,352,375
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	765	788,103
Bonanza Creek Energy, Inc., 6.75%, 4/15/21(7)	2,155	2,004,150
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	5,841,062
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25(1)	4,370	4,637,662
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24(1)	5,095	5,712,769
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	2,075	2,222,844
Chesapeake Energy Corp., 8.00%, 1/15/25(1)	3,075	3,174,937
Concho Resources, Inc., 5.50%, 4/1/23	5,045	5,259,412
Continental Resources, Inc., 4.50%, 4/15/23	2,490	2,471,325
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	3,445	3,606,192
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	4,509	4,909,174
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,850	3,907,750
Denbury Resources, Inc., 5.50%, 5/1/22	715	616,688
Denbury Resources, Inc., 9.00%, 5/15/21(1)	4,065	4,461,337
Diamondback Energy, Inc., 4.75%, 11/1/24(1)	1,080	1,084,050
Diamondback Energy, Inc., 5.375%, 5/31/25(1)	2,870	2,970,450

Security	Principal Amount (000’s omitted)	Value
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	$5,745	$6,046,612
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,128,150
Energy Transfer Equity, L.P., 5.875%, 1/15/24	6,315	6,772,837
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	1,998,050
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	2,100	1,942,500
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	1,845	2,001,825
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	3,730	4,009,750
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	4,670	4,973,550
Gulfport Energy Corp., 6.00%, 10/15/24(1)	5,890	6,029,887
Gulfport Energy Corp., 6.625%, 5/1/23	5,945	6,242,250
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,226,163
Matador Resources Co., 6.875%, 4/15/23	3,970	4,208,200
Murphy Oil Corp., 6.875%, 8/15/24	1,115	1,198,625
Newfield Exploration Co., 5.375%, 1/1/26	1,430	1,490,775
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,622,600
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,568,000
Noble Energy, Inc., 5.625%, 5/1/21	795	825,655
Noble Holding International, Ltd., 7.75%, 1/15/24	3,635	3,621,369
Oasis Petroleum, Inc., 6.50%, 11/1/21	935	960,713
Oasis Petroleum, Inc., 6.875%, 3/15/22	900	927,000
Oasis Petroleum, Inc., 6.875%, 1/15/23	4,095	4,212,731
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,703,750
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,166,131
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,030	5,143,175
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	2,530	2,593,250
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,347,675
PDC Energy, Inc., 6.125%, 9/15/24(1)	790	829,500
Precision Drilling Corp., 6.50%, 12/15/21	475	490,438
Precision Drilling Corp., 6.625%, 11/15/20	939	961,013
Precision Drilling Corp., 7.75%, 12/15/23(1)	195	211,575
Rice Energy, Inc., 7.25%, 5/1/23	2,260	2,435,150
RSP Permian, Inc., 6.625%, 10/1/22	4,980	5,285,025
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27(1)	2,480	2,607,100
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	3,040	3,313,600
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	7,135	7,777,150
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	2,345	2,564,844
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	11,135	11,970,125
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	2,031,750
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,574,212
SM Energy Co., 5.625%, 6/1/25	1,850	1,822,250
SM Energy Co., 6.125%, 11/15/22	3,285	3,408,187
SM Energy Co., 6.50%, 11/15/21	1,895	1,963,694
SM Energy Co., 6.50%, 1/1/23	2,820	2,918,700
SM Energy Co., 6.75%, 9/15/26	1,580	1,651,100
Southwestern Energy Co., 4.10%, 3/15/22	1,735	1,617,888
Southwestern Energy Co., 7.50%, 2/1/18	767	803,433
Sunoco L.P./Sunoco Finance Corp., 6.375%, 4/1/23	1,700	1,753,550
Tervita Escrow Corp., 7.625%, 12/1/21(1)	2,325	2,418,000
Tesoro Corp., 5.375%, 10/1/22	1,970	2,048,800
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	640	682,400
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	1,530	1,637,100
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,775	1,936,969

Security	Principal Amount (000’s omitted)	Value
Transocean, Inc., 9.00%, 7/15/23(1)	$1,480	$1,582,675
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)(7)	1,465	424,850
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)(6)	570	584,250
Weatherford International, Ltd., 9.875%, 2/15/24(1)	1,460	1,580,450
Whiting Petroleum Corp., 5.00%, 3/15/19	875	895,125
Whiting Petroleum Corp., 5.75%, 3/15/21	500	507,500
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)(6)	5,015	5,008,731
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,295	3,255,460
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,300,770
Williams Cos., Inc. (The), 5.75%, 6/24/44	2,910	2,960,925
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	3,270	3,384,483
WPX Energy, Inc., 7.50%, 8/1/20	1,860	2,027,400

		$252,787,713

Entertainment/Film — 0.1%
Regal Entertainment Group, 5.75%, 3/15/22	$1,065	$1,110,263

		$1,110,263

Environmental — 0.8%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	$3,075	$3,136,500
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,211,211
Covanta Holding Corp., 5.875%, 3/1/24	2,710	2,703,225
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,944,575
Covanta Holding Corp., 7.25%, 12/1/20	2,660	2,739,135
GFL Environmental, Inc., 9.875%, 2/1/21(1)	2,305	2,518,213

		$15,252,859

Food & Drug Retail — 1.2%
AdvancePierre Foods Holdings, Inc., 5.50%, 12/15/24(1)	$2,205	$2,254,612
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(1)	1,770	1,849,119
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	1,600	1,428,000
New Albertsons, Inc., 8.00%, 5/1/31	2,335	2,299,975
Rite Aid Corp., 6.125%, 4/1/23(1)	6,815	7,121,675
Safeway, Inc., 7.25%, 2/1/31	3,750	3,703,125
Safeway, Inc., 7.45%, 9/15/27	3,054	3,008,190

		$21,664,696

Food/Beverage/Tobacco — 1.9%
Dean Foods Co., 6.50%, 3/15/23(1)	$8,200	$8,589,500
Nature’s Bounty Co. (The), 7.625%, 5/15/21(1)	5,820	6,111,000
Performance Food Group, Inc., 5.50%, 6/1/24(1)	515	527,875
Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp., 5.875%, 1/15/24	1,075	1,141,983
Post Holdings, Inc., 5.00%, 8/15/26(1)	4,490	4,352,471
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,317,188
Post Holdings, Inc., 6.75%, 12/1/21(1)	580	616,250
Post Holdings, Inc., 7.75%, 3/15/24(1)	1,880	2,090,334
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,062,200
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	4,565	4,810,369
US Foods, Inc., 5.875%, 6/15/24(1)	3,725	3,911,250
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	1,001,650

		$35,532,070

Security	Principal Amount (000’s omitted)	Value
Gaming — 2.3%
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	$2,685	$1,080,664
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	875,700
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,605,850
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,705,312
International Game Technology PLC, 6.50%, 2/15/25(1)	720	781,200
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26(1)	2,390	2,300,375
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(1)	2,505	2,620,856
MGM Resorts International, 6.00%, 3/15/23	1,970	2,126,989
MGM Resorts International, 6.625%, 12/15/21	2,840	3,173,700
MGM Resorts International, 7.75%, 3/15/22	3,900	4,552,080
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	1,015	1,018,827
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	2,005	2,065,150
Scientific Games International, Inc., 7.00%, 1/1/22(1)	1,900	2,040,125
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	2,620,383
Station Casinos, LLC, 7.50%, 3/1/21	1,560	1,626,300
Studio City Co., Ltd., 7.25%, 11/30/21(1)	2,990	3,166,261
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	4,100	4,152,111
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(7)	3,605	1,351,875

		$41,863,758

Health Care — 9.8%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	$1,025	$1,045,500
Acadia Healthcare Co., Inc., 6.50%, 3/1/24	1,195	1,244,294
Alere, Inc., 6.375%, 7/1/23(1)	9,695	9,858,603
Alere, Inc., 6.50%, 6/15/20	1,489	1,493,318
Alere, Inc., 7.25%, 7/1/18	515	521,116
Capsugel S.A., 7.00%, 5/15/19(1)(4)	607	610,414
Centene Corp., 4.75%, 5/15/22	885	902,700
Centene Corp., 4.75%, 1/15/25	5,365	5,307,970
Centene Corp., 5.625%, 2/15/21	2,250	2,367,675
Centene Corp., 6.125%, 2/15/24	3,740	3,983,100
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	266	266,858
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	1,445	1,062,075
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	4,185	3,463,088
Concordia International Corp., 9.50%, 10/21/22(1)	2,670	1,148,100
Envision Healthcare Corp., 5.625%, 7/15/22	2,325	2,403,469
Envision Healthcare Corp., 6.25%, 12/1/24(1)	3,700	3,903,500
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,617,588
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,367,100
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	4,160	4,337,798
HCA, Inc., 4.50%, 2/15/27	795	786,056
HCA, Inc., 5.25%, 6/15/26	4,595	4,801,775
HCA, Inc., 5.875%, 2/15/26	12,010	12,520,425
HCA, Inc., 6.50%, 2/15/20	505	552,975
HCA, Inc., 7.50%, 2/15/22	1,530	1,746,113
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,107,250
Hologic, Inc., 5.25%, 7/15/22(1)	3,260	3,410,775
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	5,335	5,615,087

Security	Principal Amount (000’s omitted)	Value
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	$10,365	$11,012,812
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,360	2,554,700
Kinetic Concepts, Inc./KCI USA, Inc., 9.625%, 10/1/21(1)	3,580	3,842,235
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	2,195	2,458,400
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	1,280	1,267,200
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	3,525	3,141,656
MEDNAX, Inc., 5.25%, 12/1/23(1)	1,645	1,702,575
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	18,175	19,333,656
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,645	1,422,925
PRA Holdings, Inc., 9.50%, 10/1/23(1)	4,146	4,622,790
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	4,310	4,687,125
Team Health, Inc., 7.25%, 12/15/23(1)	4,755	5,456,362
Team Health Holdings, Inc., 6.375%, 2/1/25(1)(6)	4,310	4,223,800
Teleflex, Inc., 4.875%, 6/1/26	1,025	1,022,438
Teleflex, Inc., 5.25%, 6/15/24	845	874,575
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,707,863
Tenet Healthcare Corp., 6.75%, 6/15/23	4,010	3,799,475
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	1,435	1,542,625
Tenet Healthcare Corp., 8.125%, 4/1/22	4,415	4,481,225
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	4,890	3,746,962
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	2,185	1,644,213
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	5,525	4,882,719
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	295	292,419
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,334,925
Vizient, Inc., 10.375%, 3/1/24(1)	5,685	6,480,900
WellCare Health Plans, Inc., 5.75%, 11/15/20	4,190	4,323,556

		$179,304,853

Homebuilders/Real Estate — 0.7%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	$2,855	$3,108,381
Mattamy Group Corp., 6.875%, 12/15/23(1)	4,505	4,662,675
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,901,850
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,565	2,667,600
William Lyon Homes, Inc., 5.875%, 1/31/25(1)	1,075	1,070,969

		$13,411,475

Hotels — 0.7%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$5,260	$5,291,560
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	3,180	3,136,275
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	3,310	3,409,011
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,304,275

		$13,141,121

Insurance — 0.8%
Alliant Holdings Intermediate, LLC, 8.25%, 8/1/23(1)	$2,790	$2,953,912
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(4)	2,620	2,646,200
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,874,500
USI, Inc., 7.75%, 1/15/21(1)	4,745	4,848,797

		$14,323,409

Security	Principal Amount (000’s omitted)	Value
Leisure — 0.6%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$2,710	$2,784,525
NCL Corp., Ltd., 4.75%, 12/15/21(1)	2,840	2,868,400
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,439,688
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,756,300
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	2,010	2,120,550

		$10,969,463

Metals/Mining — 2.8%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	$1,605	$1,745,438
Eldorado Gold Corp., 6.125%, 12/15/20(1)	9,000	9,247,500
Freeport-McMoRan, Inc., 3.10%, 3/15/20	840	837,900
Freeport-McMoRan, Inc., 3.875%, 3/15/23	850	788,375
Freeport-McMoRan, Inc., 4.55%, 11/14/24	3,365	3,171,512
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	2,130	2,263,125
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	3,820	4,106,500
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	892,925
Lundin Mining Corp., 7.875%, 11/1/22(1)	1,055	1,155,225
New Gold, Inc., 6.25%, 11/15/22(1)	8,584	8,669,840
Novelis Corp., 5.875%, 9/30/26(1)	3,480	3,553,950
Novelis Corp., 6.25%, 8/15/24(1)	2,390	2,530,413
SunCoke Energy, Inc., 7.625%, 8/1/19	89	88,766
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	3,660	3,669,150
Teck Resources, Ltd., 3.00%, 3/1/19	339	342,390
Teck Resources, Ltd., 5.20%, 3/1/42	665	621,775
Teck Resources, Ltd., 5.40%, 2/1/43	1,545	1,460,025
Teck Resources, Ltd., 6.00%, 8/15/40	745	750,588
Teck Resources, Ltd., 8.00%, 6/1/21(1)	2,450	2,707,250
Teck Resources, Ltd., 8.50%, 6/1/24(1)	2,510	2,927,287

		$51,529,934

Paper — 0.0%(8)
Domtar Corp., 10.75%, 6/1/17	$520	$534,506

		$534,506

Publishing/Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	$4,270	$3,971,100
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(4)	1,565	1,494,575

		$5,465,675

Railroad — 0.4%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$7,710	$8,114,775

		$8,114,775

Restaurants — 1.1%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$3,680	$3,785,800
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	5,540	5,782,486
Landry’s, Inc., 6.75%, 10/15/24(1)	2,040	2,106,300
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	5,235	5,398,593
Yum! Brands, Inc., 3.75%, 11/1/21	1,955	1,991,656
Yum! Brands, Inc., 3.875%, 11/1/20	855	881,719
Yum! Brands, Inc., 3.875%, 11/1/23	265	259,369
Yum! Brands, Inc., 5.30%, 9/15/19	600	639,000

		$20,844,923

Security	Principal Amount (000’s omitted)	Value
Services — 4.4%
Aramark Services, Inc., 5.125%, 1/15/24	$3,695	$3,870,512
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	3,215	3,190,887
Carlson Travel, Inc., 6.75%, 12/15/23(1)	2,525	2,629,156
Carlson Travel, Inc., 9.50%, 12/15/24(1)	1,800	1,903,500
CEB, Inc., 5.625%, 6/15/23(1)	3,045	3,235,312
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(1)	10,870	11,501,819
Cloud Crane, LLC, 10.125%, 8/1/24(1)	2,855	3,147,638
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	3,880	4,161,300
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,283,813
Hertz Corp. (The), 5.50%, 10/15/24(1)	1,735	1,466,075
Hertz Corp. (The), 6.25%, 10/15/22	985	898,813
IHS Markit, Ltd., 5.00%, 11/1/22(1)	2,255	2,348,019
Laureate Education, Inc., 9.25%, 9/1/19(1)	10,210	10,707,737
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	4,985	5,414,956
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	6,665	7,082,396
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	1,470	1,501,238
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	2,535	2,579,363
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	925,080
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	1,582	1,642,986
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	4,270	4,579,575
TMS International Corp., 7.625%, 10/15/21(1)	2,780	2,786,950
United Rentals North America, Inc., 4.625%, 7/15/23	2,000	2,050,000
United Rentals North America, Inc., 6.125%, 6/15/23	1,020	1,081,200
United Rentals North America, Inc., 7.625%, 4/15/22	457	479,564
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(4)	1,152	978,198

		$81,446,087

Steel — 0.4%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$970	$960,300
ArcelorMittal, 7.25%, 2/25/22	1,670	1,891,275
Steel Dynamics, Inc., 5.50%, 10/1/24	505	537,194
United States Steel Corp., 8.375%, 7/1/21(1)	2,540	2,825,750
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	295	334,087

		$6,548,606

Super Retail — 2.6%
Dollar Tree, Inc., 5.25%, 3/1/20	$1,880	$1,934,050
Dollar Tree, Inc., 5.75%, 3/1/23	4,350	4,617,525
Hot Topic, Inc., 9.25%, 6/15/21(1)	7,480	7,891,400
L Brands, Inc., 6.625%, 4/1/21	3,670	4,046,175
L Brands, Inc., 6.875%, 11/1/35	5,560	5,448,800
L Brands, Inc., 8.50%, 6/15/19	3,620	4,094,003
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,378,525
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,204,737
Party City Holdings, Inc., 6.125%, 8/15/23(1)	4,550	4,675,125
PetSmart, Inc., 7.125%, 3/15/23(1)	3,310	3,260,350
PVH Corp., 7.75%, 11/15/23	3,385	3,960,450
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	1,405	1,475,250
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	850	883,575

		$47,869,965

Security	Principal Amount (000’s omitted)	Value
Technology — 7.8%
Avaya, Inc., 9.00%, 4/1/19(1)(7)	$1,380	$1,117,800
Camelot Finance S.A., 7.875%, 10/15/24(1)	1,595	1,690,700
CommScope, Inc., 4.375%, 6/15/20(1)	945	973,350
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,590,625
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	3,245	3,474,178
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(1)	825	861,940
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23(1)	2,490	2,677,681
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	3,940	4,157,342
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26(1)	6,685	7,229,948
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/24(1)	4,190	4,589,948
First Data Corp., 5.00%, 1/15/24(1)	3,060	3,102,075
First Data Corp., 5.375%, 8/15/23(1)	4,880	5,038,600
First Data Corp., 6.75%, 11/1/20(1)	111	114,746
First Data Corp., 7.00%, 12/1/23(1)	9,365	9,950,312
Infor (US), Inc., 5.75%, 8/15/20(1)	2,625	2,739,844
Infor (US), Inc., 6.50%, 5/15/22	4,485	4,625,156
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(4)	3,120	3,221,400
Informatica, LLC, 7.125%, 7/15/23(1)	590	572,300
Match Group, Inc., 6.375%, 6/1/24	1,990	2,141,738
Micron Technology, Inc., 5.25%, 8/1/23(1)	1,845	1,858,838
Micron Technology, Inc., 5.50%, 2/1/25	335	338,350
Micron Technology, Inc., 5.625%, 1/15/26(1)	965	971,273
Micron Technology, Inc., 7.50%, 9/15/23(1)	3,335	3,710,188
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	4,030,900
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,357,085
Nuance Communications, Inc., 5.375%, 8/15/20(1)	392	402,045
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	3,240	3,353,076
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,530	2,681,800
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	2,290	2,381,600
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	9,065	9,676,887
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,692,112
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,430	5,050,200
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	3,230	3,375,350
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	6,780	6,491,850
Western Digital Corp., 7.375%, 4/1/23(1)	7,970	8,796,887
Western Digital Corp., 10.50%, 4/1/24(1)	8,255	9,751,219
Zebra Technologies Corp., 7.25%, 10/15/22	8,020	8,681,650

		$143,470,993

Telecommunications — 7.2%
CenturyLink, Inc., 6.75%, 12/1/23	$2,030	$2,095,975
CenturyLink, Inc., 7.50%, 4/1/24	5,410	5,741,362
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	1,590	1,683,412
Communications Sales & Leasing, Inc./CSL Capital, LLC, 8.25%, 10/15/23	515	561,350
Digicel, Ltd., 6.00%, 4/15/21(1)	3,915	3,669,529
Digicel, Ltd., 6.75%, 3/1/23(1)	4,685	4,398,044
Equinix, Inc., 5.875%, 1/15/26	3,890	4,137,404
Frontier Communications Corp., 6.25%, 9/15/21	1,830	1,720,200
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,642,875
Frontier Communications Corp., 7.625%, 4/15/24	285	252,938

Security	Principal Amount (000’s omitted)	Value
Frontier Communications Corp., 10.50%, 9/15/22	$3,155	$3,310,778
Frontier Communications Corp., 11.00%, 9/15/25	4,155	4,217,325
Hughes Satellite Systems Corp., 5.25%, 8/1/26(1)	2,400	2,406,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,330,101
Hughes Satellite Systems Corp., 6.625%, 8/1/26(1)	1,165	1,208,688
Intelsat Connect Finance S.A., 12.50%, 4/1/22(1)	908	578,850
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	3,215	2,266,575
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	3,325	2,626,750
Intelsat Jackson Holdings S.A., 7.50%, 4/1/21	195	152,100
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	3,485	3,624,400
Intelsat Luxembourg S.A., 7.75%, 6/1/21	673	237,233
Level 3 Financing, Inc., 5.25%, 3/15/26(1)	2,180	2,177,275
Level 3 Financing, Inc., 5.375%, 1/15/24	1,415	1,436,678
Sprint Capital Corp., 6.875%, 11/15/28	4,330	4,470,725
Sprint Communications, Inc., 6.00%, 11/15/22	255	260,100
Sprint Communications, Inc., 7.00%, 8/15/20	3,780	4,054,050
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,482,012
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,147,353
Sprint Corp., 7.125%, 6/15/24	2,270	2,400,525
Sprint Corp., 7.25%, 9/15/21	4,985	5,346,412
Sprint Corp., 7.625%, 2/15/25	4,005	4,310,381
Sprint Corp., 7.875%, 9/15/23	15,985	17,513,166
T-Mobile USA, Inc., 6.25%, 4/1/21	895	929,637
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,327,594
T-Mobile USA, Inc., 6.464%, 4/28/19	865	879,489
T-Mobile USA, Inc., 6.50%, 1/15/26	13,337	14,707,377
T-Mobile USA, Inc., 6.625%, 4/1/23	4,615	4,915,898
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,651,100
T-Mobile USA, Inc., 6.731%, 4/28/22	560	583,800
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	4,170	4,263,825
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,076,525
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,812,641

		$132,608,452

Transportation Ex Air/Rail — 0.4%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$435,000
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,188,000
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,595	1,658,800
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	4,472,825

		$7,754,625

Utilities — 1.7%
AES Corp. (The), 5.50%, 3/15/24	$790	$803,825
AES Corp. (The), 6.00%, 5/15/26	4,275	4,446,000
Calpine Corp., 5.375%, 1/15/23	3,505	3,469,950
Dynegy, Inc., 6.75%, 11/1/19	2,165	2,232,656
Dynegy, Inc., 7.375%, 11/1/22	4,455	4,421,587
Dynegy, Inc., 7.625%, 11/1/24	1,430	1,369,225
NRG Energy, Inc., 7.25%, 5/15/26(1)	4,085	4,294,356
NRG Energy, Inc., 7.875%, 5/15/21	297	309,623
NRG Yield Operating, LLC, 5.00%, 9/15/26(1)	3,660	3,586,800

Security	Principal Amount (000’s omitted)	Value
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	$2,135	$2,180,369
TerraForm Power Operating, LLC, 6.375%, 2/1/23(1)	345	356,213
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	2,680	2,800,600

		$30,271,204

Total Corporate Bonds & Notes (identified cost $1,482,927,378)		$1,536,325,947

Senior Floating-Rate Loans — 7.4%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.1%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$1,965	$1,958,158

		$1,958,158

Capital Goods — 0.2%
Cortes NP Acquisition Corporation, Term Loan, 6.029%, Maturing 11/30/23	$2,800	$2,838,920
Silver II US Holdings, LLC, Term Loan, 4.00%, Maturing 12/13/19	440	417,835

		$3,256,755

Chemicals — 0.0%(8)
Atotech B.V., Term Loan, Maturing 1/31/24(10)	$870	$875,981

		$875,981

Consumer Products — 0.1%
Nature’s Bounty Co. (The), Term Loan, 5.00%, Maturing 5/5/23	$2,124	$2,142,027

		$2,142,027

Containers — 0.1%
BWAY Holding Company, Term Loan, 4.75%, Maturing 8/14/23	$2,549	$2,572,771

		$2,572,771

Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan, Maturing 1/13/22(10)	$3,335	$3,381,550

		$3,381,550

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.50%, Maturing 8/23/21	$7,065	$7,742,802

		$7,742,802

Food & Drug Retail — 0.5%
Albertsons, LLC, Term Loan, 3.778%, Maturing 8/22/21	$9,905	$9,969,808

		$9,969,808

Gaming — 0.3%
GLP Financing, LLC, Term Loan, 2.523%, Maturing 4/29/21	$4,150	$4,092,938
Lago Resort & Casino, LLC, Term Loan, 10.50%, Maturing 3/7/22	1,045	1,050,225

		$5,143,163

Health Care — 1.0%
inVentiv Health, Inc., Term Loan, 4.75%, Maturing 11/9/23	$3,735	$3,767,349
MPH Acquisition Holdings, LLC, Term Loan, 5.00%, Maturing 6/7/23	4,454	4,522,034

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Press Ganey Holdings, Inc., Term Loan, 4.25%, Maturing 10/21/23	$3,730	$3,746,319
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.25%, Maturing 10/21/24	3,900	3,982,875
Team Health, Inc., Term Loan, Maturing 1/17/24(10)	1,830	1,830,000
Vizient, Inc., Term Loan, 5.00%, Maturing 2/13/23	893	905,702

		$18,754,279

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,084	$1,094,209

		$1,094,209

Metals/Mining — 0.2%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19	$3,060	$3,081,686

		$3,081,686

Publishing/Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.00%, Maturing 5/4/22	$2,010	$1,934,004

		$1,934,004

Services — 0.8%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$6,185	$6,072,897
AlixPartners, LLP, Term Loan, 4.00%, Maturing 7/28/22	4,906	4,955,110
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,864	2,884,582

		$13,912,589

Super Retail — 0.7%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$3,890	$3,888,541
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	5,414	5,287,675
PetSmart, Inc., Term Loan, 4.00%, Maturing 3/11/22	1,572	1,560,333
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	3,883	1,339,612

		$12,076,161

Technology — 0.7%
Dell, Inc., Term Loan, 4.03%, Maturing 9/7/23	$4,833	$4,879,960
EIG Investors Corp., Term Loan, 6.00%, Maturing 2/9/23	5,578	5,569,368
EIG Investors Corp., Term Loan, 6.48%, Maturing 11/9/19	2,433	2,439,486
Riverbed Technology, Inc., Term Loan, 4.25%, Maturing 4/24/22	840	848,203

		$13,737,017

Telecommunications — 1.2%
Asurion, LLC, Term Loan, 4.25%, Maturing 8/4/22	$4,943	$4,999,119
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	9,100	9,219,437
Intelsat Jackson Holdings S.A., Term Loan, 3.75%, Maturing 6/30/19	3,250	3,204,731
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, (10.00% Cash, 0.00% PIK), Maturing 8/31/21	4,350	4,538,499

		$21,961,786

Transportation Ex Air/Rail — 0.5%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$441,875
CEVA Intercompany B.V., Term Loan, 6.539%, Maturing 3/19/21	564	498,864
CEVA Logistics Canada, ULC, Term Loan, 6.539%, Maturing 3/19/21	97	86,011
CEVA Logistics US Holdings, Inc., Term Loan, 6.539%, Maturing 3/19/21	779	688,089
XPO Logistics, Inc., Term Loan, 4.25%, Maturing 11/1/21	6,785	6,848,979

		$8,563,818

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Utilities — 0.2%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/30/17	$3,500	$3,525,881

		$3,525,881

Total Senior Floating-Rate Loans (identified cost $135,144,056)		$135,684,445

Convertible Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.2%
NuVasive, Inc., 2.25%, 3/15/21(1)	$1,500	$1,981,875
NuVasive, Inc., 2.75%, 7/1/17	1,220	2,073,238

		$4,055,113

Utilities — 0.6%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$3,980	$3,897,913
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,500,062
Pattern Energy Group, Inc., 4.00%, 7/15/20	2,375	2,403,203

		$10,801,178

Total Convertible Bonds (identified cost $12,956,594)		$14,856,291

Commercial Mortgage-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	$6,855	$6,872,531

Total Commercial Mortgage-Backed Securities (identified cost $6,772,997)		$6,872,531

Common Stocks — 1.5%

Security	Shares	Value
Consumer Products — 0.0%(8)
HF Holdings, Inc.(11)(12)(13)	13,600	$208,624

		$208,624

Energy — 0.6%
Ascent CNR Corp., Class A(11)(12)(13)	6,273,462	$0
Extraction Oil & Gas, Inc.(11)	46,631	835,628
Holly Energy Partners, L.P.	90,000	3,325,500
Seven Generations Energy, Ltd., Class A(11)	265,561	5,308,159
Seventy Seven Energy, Inc.(11)	36,439	1,732,674

		$11,201,961

Security	Shares	Value
Food/Beverage/Tobacco — 0.1%
Constellation Brands, Inc., Class A	12,993	$1,945,831

		$1,945,831

Gaming — 0.2%
Melco Crown Entertainment, Ltd.	250,000	$4,210,000
New Cotai Participation Corp., Class B(11)(12)(13)	7	48,895

		$4,258,895

Health Care — 0.5%
Envision Healthcare Corp.(11)	70,100	$4,766,800
Hologic, Inc.(11)	105,000	4,255,650

		$9,022,450

Homebuilders/Real Estate — 0.1%
TRI Pointe Group, Inc.(11)	80,000	$981,600

		$981,600

Total Common Stocks (identified cost $23,156,065)		$27,619,361

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Health Care — 0.3%
Alere, Inc., 3.00%	18,630	$5,854,477

Total Convertible Preferred Stocks (identified cost $4,865,364)		$5,854,477

Miscellaneous — 1.0%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%
ACC Claims Holdings, LLC(11)(12)	8,415,190	$0

		$0

Energy — 0.0%
SemGroup Corp., Escrow Certificate(11)(12)	6,330,000	$0

		$0

Gaming — 1.0%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(11)	$1,190,644	$595
PGP Investors, LLC, Membership Interests(11)(12)(13)	25,714	17,074,282

		$17,074,877

Total Miscellaneous (identified cost $8,868,750)		$17,074,877

Warrants — 0.0%(8)

Security	Shares	Value
Energy — 0.0%(8)
Seventy Seven Energy, Inc., Expires 8/1/21(11)	15,615	$359,145

		$359,145

Food/Beverage/Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(11)(12)	1,610	$0

		$0

Total Warrants (identified cost $1,126,870)		$359,145

Short-Term Investments — 3.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(14)	58,541,117	$58,546,971

Total Short-Term Investments (identified cost $58,548,695)		$58,546,971

Total Investments — 98.3% (identified cost $1,734,366,769)		$1,803,194,045

Other Assets, Less Liabilities — 1.7%		$31,671,668

Net Assets — 100.0%		$1,834,865,713

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	Principal amount is denominated in Euros.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $929,102,903 or 50.6% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(6)	When-issued security/delayed delivery security.

(7)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Amount is less than 0.05%.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	This Senior Loan will settle after January 31, 2017, at which time the interest rate will be determined.

(11)	Non-income producing security.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(13)	Restricted security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $101,912.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,416,922	CAD	8,390,767	State Street Bank and Trust Company	4/28/17	$—	$(37,153)
USD	2,885,577	EUR	2,687,520	State Street Bank and Trust Company	4/28/17	—	(26,994)

						$—	$(64,147)

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

USD	-	United States Dollar

Restricted Securities

At January 31, 2017, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$0
HF Holdings, Inc.	10/27/09	13,600	730,450	208,624
New Cotai Participation Corp., Class B	4/12/13	7	216,125	48,895

Total Common Stocks			$946,575	$257,519

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$17,074,282

Total Miscellaneous			$8,868,750	$17,074,282

Total Restricted Securities			$9,815,325	$17,331,801

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $64,147.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,746,618,450

Gross unrealized appreciation	$80,194,833
Gross unrealized depreciation	(23,619,238)

Net unrealized appreciation	$56,575,595

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$1,536,325,947	$—	$1,536,325,947
Senior Floating-Rate Loans	—	135,684,445	—	135,684,445
Convertible Bonds	—	14,856,291	—	14,856,291
Commercial Mortgage-Backed Securities	—	6,872,531	—	6,872,531
Common Stocks	27,361,842	—	257,519	27,619,361
Convertible Preferred Stocks	—	5,854,477	—	5,854,477
Miscellaneous	—	595	17,074,282	17,074,877
Warrants	—	359,145	0	359,145
Short-Term Investments	—	58,546,971	—	58,546,971
Total Investments	$27,361,842	$1,758,500,402	$17,331,801	$1,803,194,045

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(64,147)	$—	$(64,147)
Total	$—	$(64,147)	$—	$(64,147)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017